CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details) - USD ($)		12 Months Ended
	Oct. 22, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Impairment loss recognised in profit or loss, goodwill		$ 0	$ 0	$ 0
Allowance for impairment of tax credits, net of recoveries		$ (47,000)	48,000	1,586,000
Disclosure of subsidiaries [line items]
Growth rate used to extrapolate cash flow projections		3.00%
Intangible assets		$ 27,110,000	11,778,000
Impairment loss recognised in profit or loss (note 4.6)		720,000	306,000	4,708,000
Dynaflows S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	33.27%
Internally generated
Disclosure of subsidiaries [line items]
Intangible assets		$ 9,388,000	7,855,000
Goodwill
Disclosure of subsidiaries [line items]
Explanation of period over which management has projected cash flows		5 years
Growth rate used to extrapolate cash flow projections		22.00%
Discount rate applied to cash flow projections		9.50%
Trade receivables
Disclosure of subsidiaries [line items]
Additional allowance (recoveries)		$ 275,000	3,421,000	(5,000)
Customer relationships and contracts
Disclosure of subsidiaries [line items]
Intangible assets		14,265,000	1,000,000
Impairment loss recognised in profit or loss (note 4.6)				0
Licenses and internal developments
Disclosure of subsidiaries [line items]
Intangible assets		12,845,000	10,778,000
Licenses and internal developments | Internally generated
Disclosure of subsidiaries [line items]
Impairment loss recognised in profit or loss (note 4.6)		720,000	306,000	0
Cost
Disclosure of subsidiaries [line items]
Intangible assets		74,189,000	48,439,000	38,120,000
Cost | Customer relationships and contracts
Disclosure of subsidiaries [line items]
Intangible assets		25,285,000	10,896,000	10,153,000
Cost | Licenses and internal developments
Disclosure of subsidiaries [line items]
Intangible assets		$ 48,318,000	$ 36,957,000	$ 27,381,000